CREDIT AND LOANS FROM BANKS (Narrative) (Details) $ in Thousands, ₪ in Millions	1 Months Ended					12 Months Ended
	Dec. 18, 2024 ILS (₪)	Dec. 18, 2024 USD ($)	Jul. 31, 2023 USD ($)	May 31, 2023 ILS (₪)	May 31, 2020 ILS (₪)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 ILS (₪)	Dec. 31, 2024 USD ($)	Nov. 30, 2023 USD ($)	May 31, 2023 USD ($)	May 31, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Loan principal repaid						$ 3,837	$ 3,626	$ 2,577
Short term credit facility | Israel bank
Disclosure of detailed information about borrowings [line items]
Borrowings				₪ 17.0					₪ 54.0	$ 15,000		$ 4,800
Outstanding short term credit facility									42.0	11,000
Borrowings, interest rate basis				bears a prime based variable interest rate		bears a prime based variable interest rate
Short term credit facility | Israel bank | Owned subsidiary
Disclosure of detailed information about borrowings [line items]
Borrowings									₪ 7.2	2,000
Borrowings, interest rate basis						The short-term loan bears a foreign exchange market variable interest rate
Short term credit facility one | Israel bank
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 9,750								$ 17,000
Additional loan amount			$ 30,000
Borrowings, interest rate basis			bears a prime based variable interest rate
Long term bank loan
Disclosure of detailed information about borrowings [line items]
Borrowings							$ 327			$ 18,605
Secured bank loans received					₪ 15.0								$ 4,250
Borrowings, interest rate basis					Prime + 1.5
Borrowings, maturity					48 monthly installments
Loan principal repaid	₪ 21.0	$ 5,675